Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 06, 2023
Entity Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 06, 2023
Document Effective Date	Jul. 06, 2023
Prospectus Date	Jul. 01, 2023
Destinations Large Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DLCFX
Destinations Large Cap Equity Fund | Class Z
Prospectus:
Trading Symbol	DLCZX
Destinations Small-Mid Cap Equity Fund | Class I
Prospectus:
Trading Symbol	DSMFX
Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus:
Trading Symbol	DSMZX
Destinations International Equity Fund | Class I
Prospectus:
Trading Symbol	DIEFX
Destinations International Equity Fund | Class Z
Prospectus:
Trading Symbol	DIEZX
Destinations Equity Income Fund | Class I
Prospectus:
Trading Symbol	DGEFX
Destinations Equity Income Fund | Class Z
Prospectus:
Trading Symbol	DGEZX
Destinations Core Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DCFFX
Destinations Core Fixed Income Fund | Class Z
Prospectus:
Trading Symbol	DCFZX
Destinations Low Duration Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DLDFX
Destinations Low Duration Fixed Income Fund | Class Z
Prospectus:
Trading Symbol	DLDZX
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	DGFFX
Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus:
Trading Symbol	DGFZX
Destinations Municipal Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DMFFX
Destinations Municipal Fixed Income Fund | Class Z
Prospectus:
Trading Symbol	DMFZX
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus:
Trading Symbol	DMSFX
Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus:
Trading Symbol	DMSZX
Destinations Shelter Fund | Class I
Prospectus:
Trading Symbol	DSHFX
Destinations Shelter Fund | Class Z
Prospectus:
Trading Symbol	DSHZX